RIGHT-OF-USE ASSETS - Disclosure of detailed information about right-of-use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 1,929
Additions during the year: Depreciation and amortization	594	$ 1,944	$ 1,550
Ending Balance	1,307	1,929
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	4,917	20,060
Additions during the year: New leases	309	613
Disposals during the year		(315)
Additions during the year: Termination of leases	(240)	(2,011)
Additions during the year: Deconsolidation of Trichome		(13,173)
Additions during the year: Currency translation adjustments	(161)	(257)
Ending Balance	4,825	4,917	20,060
Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(2,988)	(1,898)
Additions during the year: Termination of leases		(544)
Additions during the year: Deconsolidation of Trichome		(2,174)
Additions during the year: Currency translation adjustments	(64)	(49)
Additions during the year: Depreciation and amortization	594	1,944
Additions during the year: Impairment loss		1,913
Ending Balance	(3,518)	(2,988)	(1,898)
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,660
Ending Balance	1,123	1,660
Buildings [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	4,342	19,514
Additions during the year: New leases	0	302
Disposals during the year		(315)
Additions during the year: Termination of leases	0	(1,804)
Additions during the year: Deconsolidation of Trichome		(13,130)
Additions during the year: Currency translation adjustments	(132)	(225)
Ending Balance	4,210	4,342	19,514
Buildings [Member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(2,682)	(1,659)
Additions during the year: Termination of leases		(453)
Additions during the year: Deconsolidation of Trichome		(2,164)
Additions during the year: Currency translation adjustments	(48)	(35)
Additions during the year: Depreciation and amortization	453	1,768
Additions during the year: Impairment loss		1,907
Ending Balance	(3,087)	(2,682)	(1,659)
Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	269
Ending Balance	184	269
Motor vehicles [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	575	546
Additions during the year: New leases	309	311
Disposals during the year		0
Additions during the year: Termination of leases	(240)	(207)
Additions during the year: Deconsolidation of Trichome		(43)
Additions during the year: Currency translation adjustments	(29)	(32)
Ending Balance	615	575	546
Motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(306)	(239)
Additions during the year: Termination of leases		(91)
Additions during the year: Deconsolidation of Trichome		(10)
Additions during the year: Currency translation adjustments	(16)	(14)
Additions during the year: Depreciation and amortization	141	176
Additions during the year: Impairment loss		6
Ending Balance	$ (431)	$ (306)	$ (239)